Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2022
Information about Allowance for Credit Losses
The following table provides information about the allowance for credit losses for fiscal 2020:

	March 31, 2020
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011
Provision (Reversal)	12,254	903	7,988	(24)	3,304	24,425
Charge-offs	(13,723)	(1)	(6,548)	(1,789)	(2,859)	(24,920)
Recoveries	554	0	133	77	24	788
Other*2	262	(35)	(877)	8	(826)	(1,468)

Ending balance	¥20,542	¥1,786	¥21,358	¥1,458	¥11,692	¥56,836

Individually evaluated for impairment	3,602	228	8,950	667	0	13,447
Not individually evaluated for impairment	16,940	1,558	12,408	791	11,692	43,389

Financing receivables:
Ending balance	¥2,171,139	¥132,081	¥1,296,854	¥13,218	¥1,080,964	¥4,694,256

Individually evaluated for impairment	26,533	2,466	55,216	1,605	0	85,820
Not individually evaluated for impairment	2,144,606	129,615	1,241,638	11,613	1,080,964	4,608,436

Note:	Loans held for sale are not included in the table above.
*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments.

Information about Average Recorded Investments in Impaired Loans and Interest Income
The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥24,721	¥446	¥403
	Real estate loans	5,077	141	137
	Card loans	3,926	57	50
	Other	15,718	248	216
Corporate borrowers		37,103	121	119
Non-recourse loans	Japan	137	2	2
	The Americas	2,954	0	0
Other than Non-recourse loans	Real estate companies in Japan	1,621	30	30
	Real estate companies in overseas	5,785	0	0
	Commercial, industrial and other companies in Japan	6,754	76	75
	Commercial, industrial and other companies in overseas	19,852	13	12
Purchased loans		3,108	139	139

Total		¥64,932	¥706	¥661

Note: Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Troubled Debt Restructurings of Financing Receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥12,041	¥9,025
	Real estate loans	19	17
	Card loans	1,899	1,396
	Other	10,123	7,612
Corporate borrowers		4,785	4,779
Non-recourse loans	The Americas	751	751
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,034	4,028

Total		¥16,826	¥13,804

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2020 and for which there was a payment default during fiscal 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,687
	Card loans	22
	Other	1,665
Corporate borrowers		25
Other than Non-recourse loans	Commercial, industrial other companies in overseas	25

Total		¥1,712